Related Party Transactions (Details) (USD $)	1 Months Ended										3 Months Ended			9 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended
	Feb. 29, 2012	Oct. 31, 2011	Apr. 30, 2011	Feb. 28, 2011	Jun. 30, 2010	Jan. 31, 2010	Feb. 28, 2009	Oct. 31, 2008	Dec. 31, 2007	Mar. 31, 2007	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Jan. 30, 2012	Dec. 31, 2008	Dec. 01, 2007	Mar. 27, 2007	Dec. 29, 2005	Dec. 31, 2005 First Stockholder [Member]	Dec. 31, 2011 First Stockholder [Member]	Mar. 27, 2007 First Stockholder [Member]	Dec. 29, 2005 First Stockholder [Member]	Mar. 31, 2007 Second Stockholder [Member]	Dec. 31, 2011 Second Stockholder [Member]	Mar. 27, 2007 Second Stockholder [Member]	Dec. 31, 2011 First and Second Stockholder [Member]	Sep. 30, 2012 Restricted Stock [Member]
Related Party Transactions (Textual)
Granted												5,150,000		4,850,000																		4,850,000
Convertible notes payable - related party																$ 35,348	$ 45,486								$ 35,348				$ 10,138
Conversion of notes and accrued interest to common stock																71,959								92,648	35,348			10,138	10,138
Debt convertible, terms of conversion																								The rate of $0.08 per share for each $1.00 of debt				The rate of $0.10 per share for each $1 of debt
Debt, conversion price																											$ 0.08			$ 0.10
Conversion of notes and accrued interest to common stock, shares																															823,157
Stock price											$ 1.11			$ 1.11		$ 0.65										$ 0.08	$ 0.08
Interest payable converted into shares, amount																															26,473
Employment agreement term									1 year
Employment agreement term expiring									Dec. 01, 2008
Shares issued by company under employment agreement									300,000
Common stock shares, option to purchase																					3,000,000
Number of shares to be issued under agreement upon cancellation which previously issued and expensed on December 1, 2007						300,000
Annual compensation	225,000			190,000					160,000		593,153		568,816	2,033,312	988,843	1,633,670	1,108,137
Term of base compensation									Minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.
Maximum amount of signing bonus and health benefits									50,000
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs)		378,000						50,000								88,125
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs), (Shares)		600,000	37,500					750,000
Transportation allowance fee					600		750
Authorized amount of cash bonus to Co-Founder																150,000			604,000
Stockholder advances from the Company’s Co-Founder										10,138													92,648
Bearing interest at a rate, per annum										6.00%										6.00%
Subscription receivable by Co-Founder																		7,300
Converted total additional debt in common stock by Co-Founder																						50,000
Stock issued in exchange for convertible note payable, (Shares)										600,000
Consulting agreement term					2 years
Payment of consulting fee, per month					$ 8,000